Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and bank accounts	€ 4,023	€ 75,283
Short-term bank deposits	62,312	0
Net Cash and cash equivalents	€ 66,335	€ 75,283	€ 21,629	€ 41,388